Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2019
Related Party [Abstract]
Disclosure of Related Party Transactions
The aggregate compensation expenses we recognized under IFRS for our directors and senior executive officers were as follows:

	Year ended December 31
	2017	2018	2019
Short-term employee benefits and costs	$7.5	$6.2	$4.4
Post-employment and other long-term benefits	0.6	0.3	0.3
SBC (including DSUs and RSUs to eligible directors)	12.4	14.8	15.6
	$20.5	$21.3	$20.3